October 19, 1998

                        SUPPLEMENT TO THE PROSPECTUS FOR

FUND                                                   DATED

Pioneer Capital Growth Fund                            July 1, 1998
Pioneer Cash Reserves Fund                             April 30, 1998
Pioneer Emerging Markets Fund                          March 30, 1998
Pioneer Equity-Income Fund                             July 1, 1998
Pioneer Europe Fund                                    February 27, 1998
Pioneer Fund                                           April 30, 1998
Pioneer Growth Shares                                  April 30, 1998, (revised
                                                       September 9, 1998)
Pioneer Gold Shares                                    July 1, 1998
Pioneer Indo-Asia Fund                                 October 1, 1998
Pioneer International Growth Fund                      March 30, 1998
Pioneer Micro-Cap Fund                                 March 30, 1998
Pioneer Real Estate Shares                             April 9, 1998

The following supplements the corresponding section of the Prospectus. Please consult the Prospectus for the full text of the supplemented section.

MANAGEMENT OF THE FUND

Ms. Theresa A. Hamacher, chief investment officer of Pioneering Management Corporation ("PMC") since September 1, 1998, has general responsibility for PMC's investment operations. Ms. Hamacher joined PMC in 1997 and has been an investment professional since 1984. Mr. David Tripple, who formerly served as chief investment officer, continues as president of Pioneer and executive vice president of all the Pioneer mutual funds.

HOW TO BUY FUND SHARES
CLASS B SHARES

These sentences replace the second sentence of the second paragraph:

For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter.

These sentences replace the first sentence of the fifth paragraph:
Class B shares will automatically convert into Class A shares at the beginning of the month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below.

CLASS C SHARES (EXCEPT PIONEER MICRO-CAP FUND AND PIONEER SHORT-TERM TRUST)

These sentences replace the first sentence of the second paragraph:

For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter.


                                                                       1098-5772
                                             (C) Pioneer Funds Distributor, Inc.